Loans and Allowance for Credit Losses, Loans by Delinquency Status, Commercial (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
By delinquency status:
Loans	$ 962,265	$ 953,110	$ 956,770	$ 967,604	$ 916,559
Total Commercial [Member]
By delinquency status:
Loans	515,719	513,405	503,388	506,536	456,583
Commercial and industrial loans [Member]
By delinquency status:
Loans	354,125	350,199	333,125	330,840	299,892
Commercial real estate mortgage [Member]
By delinquency status:
Loans	121,824	121,014	126,599	132,491	122,160
Commercial real estate construction [Member]
By delinquency status:
Loans	19,939	22,496	24,279	23,916	22,164
Lease financing [Member]
By delinquency status:
Loans	19,831	19,696	$ 19,385	$ 19,289	$ 12,367
Non-PCI [Member]
By delinquency status:
Nonaccrual loans	5,346	6,496
Non-PCI [Member] | Total Commercial [Member]
By delinquency status:
Loans	515,719	513,401
Nonaccrual loans	2,254	2,188
Non-PCI [Member] | Commercial and industrial loans [Member]
By delinquency status:
Loans	354,125	350,195
Nonaccrual loans	1,545	1,486
Non-PCI [Member] | Commercial real estate mortgage [Member]
By delinquency status:
Loans	121,824	121,014
Nonaccrual loans	573	580
Non-PCI [Member] | Commercial real estate construction [Member]
By delinquency status:
Loans	19,939	22,496
Nonaccrual loans	41	32
Non-PCI [Member] | Lease financing [Member]
By delinquency status:
Loans	19,831	19,696
Nonaccrual loans	95	90
PCI [Member]
By delinquency status:
Loans	568	5,009
PCI [Member] | Total Commercial [Member]
By delinquency status:
Loans	0	4
PCI [Member] | Commercial and industrial loans [Member]
By delinquency status:
Loans	0	4
PCI [Member] | Commercial real estate mortgage [Member]
By delinquency status:
Loans	0	0
PCI [Member] | Commercial real estate construction [Member]
By delinquency status:
Loans	0	0
PCI [Member] | Lease financing [Member]
By delinquency status:
Loans	0	0
Current-29 days past due and still accruing [Member] | Non-PCI [Member] | Total Commercial [Member]
By delinquency status:
Loans	512,406	510,188
Current-29 days past due and still accruing [Member] | Non-PCI [Member] | Commercial and industrial loans [Member]
By delinquency status:
Loans	352,110	348,158
Current-29 days past due and still accruing [Member] | Non-PCI [Member] | Commercial real estate mortgage [Member]
By delinquency status:
Loans	120,967	120,176
Current-29 days past due and still accruing [Member] | Non-PCI [Member] | Commercial real estate construction [Member]
By delinquency status:
Loans	19,845	22,411
Current-29 days past due and still accruing [Member] | Non-PCI [Member] | Lease financing [Member]
By delinquency status:
Loans	19,484	19,443
30-89 days past due and still accruing [Member] | Non-PCI [Member] | Total Commercial [Member]
By delinquency status:
Loans	981	931
30-89 days past due and still accruing [Member] | Non-PCI [Member] | Commercial and industrial loans [Member]
By delinquency status:
Loans	423	508
30-89 days past due and still accruing [Member] | Non-PCI [Member] | Commercial real estate mortgage [Member]
By delinquency status:
Loans	253	207
30-89 days past due and still accruing [Member] | Non-PCI [Member] | Commercial real estate construction [Member]
By delinquency status:
Loans	53	53
30-89 days past due and still accruing [Member] | Non-PCI [Member] | Lease financing [Member]
By delinquency status:
Loans	252	163
90 days past due and still accruing [Member] | Non-PCI [Member] | Total Commercial [Member]
By delinquency status:
Loans	78	94
90 days past due and still accruing [Member] | Non-PCI [Member] | Commercial and industrial loans [Member]
By delinquency status:
Loans	47	43
90 days past due and still accruing [Member] | Non-PCI [Member] | Commercial real estate mortgage [Member]
By delinquency status:
Loans	31	51
90 days past due and still accruing [Member] | Non-PCI [Member] | Commercial real estate construction [Member]
By delinquency status:
Loans	0	0
90 days past due and still accruing [Member] | Non-PCI [Member] | Lease financing [Member]
By delinquency status:
Loans	$ 0	$ 0